SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - Other comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance as of January 1, 2022	$ (223)
Other comprehensive loss before reclassifications, net of tax	(14,413)
Amounts reclassified from AOCI	3,683	$ (2,138)	$ (2,126)
Other comprehensive income (loss), net of tax	(10,730)
Balance as of December 31, 2022	(10,953)	(223)
Cost of revenues
Amounts reclassified from AOCI	814	(513)	(497)
Research and development, net
Amounts reclassified from AOCI	1,735	(990)	(937)
Selling and marketing
Amounts reclassified from AOCI	708	(406)	(375)
General and administrative
Amounts reclassified from AOCI	426	(229)	$ (317)
Gains (losses) on available-for-sale marketable securities
Balance as of January 1, 2022	(942)
Other comprehensive loss before reclassifications, net of tax	(5,434)
Amounts reclassified from AOCI	0
Other comprehensive income (loss), net of tax	(5,434)
Balance as of December 31, 2022	(6,376)	(942)
Gains (losses) on cash flow hedges
Balance as of January 1, 2022	719
Other comprehensive loss before reclassifications, net of tax	(8,979)
Amounts reclassified from AOCI	3,683
Other comprehensive income (loss), net of tax	(5,296)
Balance as of December 31, 2022	$ (4,577)	$ 719